Fees Summary	Sep. 12, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 337,740,000
Previously Paid Amount	0
Total Fee Amount	49,851
Total Offset Amount	0
Net Fee	$ 49,851